SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2025
SHARE-BASED COMPENSATION
Summary of the Share Options Activities

		Weighted	Weighted	Aggregate
		average	remaining	Intrinsic
	Number of	exercise	contractual	Value
	shares	USD	years	USD
Outstanding as of December 31, 2022	1,376,742	1.03	—	—
Granted	587,697	1.07	—	—
Exercised	(113,328)	0.58	—	—
Forfeited	(162,518)	0.57	—	—
Cancelled	—	—	—	—
Expired	—	—	—	—
Outstanding as of December 31, 2023	1,688,593	1.12	—	—
Granted	725,197	0.95	—	—
Exercised	—	—	—	—
Forfeited	(580,872)	1.06	—	—
Cancelled	—	—	—	—
Expired	—	—	—	—
Outstanding as of December 31, 2024	1,832,918	1.07	—	—
Granted	147,500	0.43	—	—
Exercised	(97,120)	0.11	—	—
Forfeited	(73,000)	0.40	—	—
Cancelled	—	—	—	—
Expired	—	—	—	—
Outstanding as of December 31, 2025	1,810,298	1.07	—	—
Vested and expected to vest as of December 31, 2025	1,810,298	1.07	4.48	—
Exercisable as of December 31, 2025	1,685,173	1.11	4.23	—

Schedule of Information Relating to Options Outstanding and Exercisable

Options outstanding as of December 31, 2025			Options exercisable as of December 31, 2025
	Exercise	Remaining		Exercise	Remaining
Number of	Price	Contractual	Number	Price	Contractual
Shares	per Share	Life	of Shares	per Share	Life
	USD	Years		USD	Years
1,274,093	1.26	3.60	1,274,093	1.26	3.60
181,650	0.57	5.00	181,650	0.57	5.00
200,000	0.79	6.10	150,000	0.79	6.10
430	0.48	8.01	430	0.48	8.01
154,125	0.43	9.01	79,000	0.43	9.01
1,810,298	1.07	4.48	1,685,173	1.11	4.23

Summary of Assumptions Used in the Valuation Model

	Years Ended December 31,
	2023	2024	2025
Expected dividend yield	0%	0%	0%
Expected volatility	68%	69%/70%/70%/70%	73%/73%
Expected term	3.58/4.29/5.25	3.17/3.79/5.29/5.46	4.96/4.79
Risk-free interest rate (per annum)	3.57%/3.68%/4.68%	4.46%/4.73%/4.65%/4.65%	3.90%/3.89%

Options
SHARE-BASED COMPENSATION
Schedule of Compensation Expense Recognized

	Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Cost of revenues	53,104	81,748	57,172
Sales and marketing	53,133	54,001	16,548
General and administrative	1,443,900	625,709	133,507
Total share-based compensation expense	1,550,137	761,458	207,227

Non-vested shares
SHARE-BASED COMPENSATION
Summary of the Non-vested Shares Activities

		Weighted
		average
		grant
	Number	date fair
	of shares	value
		USD
Outstanding at December 31, 2022	297,750	0.881
Granted	872,500	0.467
Vested	(133,950)	0.851
Forfeited	(29,250)	0.925
Cancelled	—	—
Outstanding at December 31, 2023	1,007,050	0.525
Granted	108,750	0.430
Vested	(381,617)	0.636
Forfeited	(52,500)	0.430
Cancelled	—	—
Outstanding at December 31, 2024	681,683	0.489
Granted	6,250	0.470
Vested	(251,664)	0.549
Forfeited	(11,250)	0.443
Cancelled	—	—
Outstanding at December 31, 2025	425,019	0.455

Schedule of Compensation Expense Recognized

	Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Cost of revenues	21,722	64,361	13,229
Sales and marketing	63,321	38,854	7,453
General and administrative	1,432,861	1,947,059	341,799
Total share-based compensation expense	1,517,904	2,050,274	362,481